Note 3 - Loans/Leases Receivable (Detail) - Nonperforming Loans/Leases (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Nonaccrual loans/leases	$ 17,932,495		$ 18,994,839
Troubled debt restructurings - accruing	12,958,374		20,526,457
Total nonperforming loans/leases	24,294,211		29,859,163		38,257,167
Percentage of total nonperforming loans/leases	100.00%		100.00%
Nonperforming [Member] | Commercial and Industrial [Member]
Total nonperforming loans/leases	1,868,583		3,097,617
Nonperforming [Member] | Owner-occupied commercial real estate [Member]
Total nonperforming loans/leases	627,245		1,011,456
Nonperforming [Member] | Commercial construction, land development, and other land [Member]
Total nonperforming loans/leases	3,797,585		10,020,374
Nonperforming [Member] | Non-owner occupied Commercial Real Estate [Member]
Total nonperforming loans/leases	16,082,941		14,342,900
Nonperforming [Member] | Finance Leases Portfolio Segment [Member]
Total nonperforming loans/leases	998,802		1,306,663
Nonperforming [Member] | Residential Portfolio Segment [Member]
Total nonperforming loans/leases	1,217,257		1,133,475
Nonperforming [Member] | Consumer Portfolio Segment [Member]
Total nonperforming loans/leases	799,156		1,097,016
Nonperforming [Member] | Total [Member]
Total nonperforming loans/leases	25,391,569		32,009,501
Commercial and Industrial [Member]
Accruing Past Due 90 Days or More	120,000		120,000
Nonaccrual loans/leases	1,564,499	[1]	2,790,210	[2]
Troubled debt restructurings - accruing	184,084		187,407
Percentage of total nonperforming loans/leases	7.36%		9.68%
Owner-occupied commercial real estate [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	627,245	[1]	1,011,456	[2]
Troubled debt restructurings - accruing	0		0
Percentage of total nonperforming loans/leases	2.47%		3.16%
Commercial construction, land development, and other land [Member]
Accruing Past Due 90 Days or More	0		968,919
Nonaccrual loans/leases	2,781,562	[1]	2,975,312	[2]
Troubled debt restructurings - accruing	1,016,023		6,076,143
Percentage of total nonperforming loans/leases	14.96%		31.30%
Non-owner occupied Commercial Real Estate [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	10,262,176	[1]	9,293,105	[2]
Troubled debt restructurings - accruing	5,820,765		5,049,795
Percentage of total nonperforming loans/leases	63.34%		44.81%
Finance Leases Portfolio Segment [Member]
Accruing Past Due 90 Days or More	0		0
Nonaccrual loans/leases	998,802	[1]	716,425	[2]
Troubled debt restructurings - accruing			590,238
Percentage of total nonperforming loans/leases	3.93%		4.08%
Residential Portfolio Segment [Member]
Accruing Past Due 90 Days or More			0
Nonaccrual loans/leases	1,049,518	[1]	1,133,475	[2]
Troubled debt restructurings - accruing	167,739		0
Percentage of total nonperforming loans/leases	4.79%		3.54%
Consumer Portfolio Segment [Member]
Accruing Past Due 90 Days or More	39,481		22,160
Nonaccrual loans/leases	648,693	[1]	1,074,856	[2]
Troubled debt restructurings - accruing	110,982		0
Percentage of total nonperforming loans/leases	3.15%		3.43%
Total [Member]
Accruing Past Due 90 Days or More	159,481		1,111,079
Nonaccrual loans/leases	17,932,495	[1]	18,994,839	[2]
Troubled debt restructurings - accruing	$ 7,299,593		$ 11,903,583
Percentage of total nonperforming loans/leases	100.00%		100.00%

[1]	At December 31, 2012, nonaccrual loans/leases included $5,658,781 of troubled debt restructurings, including $99,804 in commercial and industrial loans, $5,173,589 in commercial real estate loans, $64,722 in residential real estate loans, and $320,666 in installment loans.
[2]	At December 31, 2011, nonaccrual loans/leases included $8,622,874 of troubled debt restructurings, including $198,697 in commercial and industrial loans, $8,074,777 in commercial real estate loans, $64,726 in direct financing leases, and $284,674 in installment loans.